Fair Value - Assets and Liabilities Measured at Fair Value on a Recurring Basis (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 923,840	¥ 631,777
Other financial liabilities	462,954	512,635
Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	173,302	62,204
Measured at fair value on a recurring basis [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	531,640	341,222
Other financial liabilities	82,256	115,168
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	17,343	24,834
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	64,913	90,334
Measured at fair value on a recurring basis [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	82,256	115,168
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	43,782	19,215
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	60,367	76,589
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	4,829
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	108,978	95,804
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	68,323	58,348
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	10,134	9,069
Measured at fair value on a recurring basis [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	344,205	178,001
Measured at fair value on a recurring basis [member] | Level 1 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	260,725	96,668
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	26,570	18,175
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 1 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	234,155	78,493
Measured at fair value on a recurring basis [member] | Level 2 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	150,722	139,822
Other financial liabilities	82,256	115,168
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	17,343	24,834
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	64,913	90,334
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities	82,256	115,168
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	43,782	19,215
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	60,367	76,589
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	104,149	95,804
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	36,439	34,949
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	10,134	9,069
Measured at fair value on a recurring basis [member] | Level 2 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	120,193	104,732
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	4,829
Measured at fair value on a recurring basis [member] | Level 3 [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,314	5,224	¥ 5,439
Measured at fair value on a recurring basis [member] | Level 3 [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	110,050	99,508	¥ 98,156
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial liabilities measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial liabilities
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Foreign exchange instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Interest rate instruments [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Other [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	4,829
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Derivatives [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	4,829
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through profit or loss [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	5,314	5,224
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Debt securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets
Measured at fair value on a recurring basis [member] | Level 3 [member] | Financial assets measured at fair value through other comprehensive income [member] | Equity securities [member]
Disclosures of fair value of financial assets and financial liabilities at amortized cost [Line items]
Other financial assets	¥ 110,050	¥ 99,508